Exhibit 99.1

Nissan Auto Receivables 2016-B Owner Trust

Asset-Backed Notes

Sample Receivable Agreed-Upon Procedures

Report To:

Nissan Auto Receivables Corporation II

Nissan Motor Acceptance Corporation

SG Americas Securities, LLC

Citigroup Global Markets Inc.

Lloyds Securities Inc.

11 April 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Nissan Auto Receivables Corporation II

Nissan Motor Acceptance Corporation

One Nissan Way

Franklin, Tennessee 37067

SG Americas Securities, LLC

245 Park Avenue

New York, New York 10167

Citigroup Global Markets Inc.

390 Greenwich Street, 1st Floor

New York, New York 10013

Lloyds Securities Inc.

1095 Avenue of the Americas

New York, New York 10036

Re:	Nissan Auto Receivables 2016-B Owner Trust

Asset-Backed Notes (the “Notes”)

Sample Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Nissan Auto Receivables Corporation II (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of motor vehicle retail installment contracts and installment loans that are secured by new, near new and used automobiles and light-duty trucks (the “Receivables”) relating to the Nissan Auto Receivables 2016-B Owner Trust securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Nissan Motor Acceptance Corporation (the “Sponsor”), on behalf of the Depositor, provided us with:

a.	Electronic data files:

i.	Labeled “BANKFILE1_P604_D032116.txt” and the corresponding record layout and decode information (the “Preliminary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information as of 29 February 2016 (the “Preliminary Cut-off Date”), except for certain next payment due date and current principal balance information which is as of 17 March 2016 (the “Subsequent Preliminary Cut-off Date”), on a pool of motor vehicle retail installment contracts and installment loans that are secured by new, near new and used automobiles and light-duty trucks (the “Preliminary Receivables”),

ii.	Labeled “AUTO DECISIONED TABLE 16B.xlsx” (the “Preliminary Auto Decision Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information related to the approval type characteristic for the Preliminary Receivables on the Preliminary Data File and

iii.	Labeled “NAR 16-B March activity.xlsx” (the “March Activity Accounts Listing,” together with the Preliminary Data File and Preliminary Auto Decision Data File, the “Provided Preliminary Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains a list of the account numbers for Preliminary Receivables that have next payment due date and current principal balance information as of the Subsequent Preliminary Cut-off Date, as shown on the Preliminary Data File, (the “Subsequent Preliminary Cut-Off Date Receivables”),

b.	Imaged copies of:

i.	The motor vehicle retail installment sales contract and correction notice (collectively, the “Contract”),

ii.	Certain printed screen shots and payment histories from the Sponsor’s loan servicing system (the “System Screen Shots”) and

iii.	The certificate of title, application for title, lien and title information, notice of recorded lien, notice of lien application, title lien statement, lien holders release forms, confirmation of security interest (lien) perfection or Maryland notice of security interest filing (collectively, the “Title,” together with the Contract and System Screen Shots, the “Source Documents”)

relating to the Sample Receivables (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”), as shown on the Preliminary Statistical Data File (as defined in Attachment A), which are listed on Exhibit 2 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or observing certain information that is further described in Attachment A. The Depositor is responsible for the Provided Preliminary Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Preliminary Statistical Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Preliminary Data Files, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Receivables or Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,

ii.	The value of the collateral securing the Receivables,

iii.	Whether the originator of the Receivables complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

11 April 2016

Attachment A

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, for each Preliminary Receivable on the Preliminary Data File, we appended the Preliminary Data File with the corresponding approval type information on the Preliminary Auto Decision Data File. The Preliminary Data File, as appended, is hereinafter referred to as the “Preliminary Statistical Data File.”

2.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 125 Preliminary Receivables from the Preliminary Statistical Data File (the “Sample Receivables”). The Sample Receivables are listed on Exhibit 1 to Attachment A. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Receivables they instructed us to select from the Preliminary Statistical Data File.

3.	Using information on the March Activity Accounts Listing, we identified each Sample Receivable which was also a Subsequent Preliminary Cut-off Date Receivable (the “Sample Subsequent Receivables”). The Sample Subsequent Receivables are indicated on Exhibit 1 to Attachment A.

4.	For each Sample Receivable, we performed the following procedures:

a.	We compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Statistical Data File, to the corresponding information located on the Source Documents, subject to the instructions provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 2 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A. All such compared information was in agreement.

b.	We observed that the corresponding Contract contained a signature in the borrower signature section of the Contract. We performed no procedures to determine the validity of the signature contained on the Contract.

c.	We observed that the Sponsor or Infiniti Financial Services (“IFS”) was the named lien holder or owner on the Title, or that the lien holder or owner had assigned the motor vehicle securing the Sample Receivable to the Sponsor or IFS on the Title.

Exhibit 1 to Attachment A

Sample Receivables

Sample Receivable Number	Account Number	Subsequent Sample Receivable	Sample Receivable Number	Account Number	Subsequent Sample Receivable
1	XXXXXXXX372390001		37	XXXXXXXX541730001	X
2	XXXXXXXX797400001		38	XXXXXXXX396970001	X
3	XXXXXXXX745800001		39	XXXXXXXX571590001
4	XXXXXXXX710790001		40	XXXXXXXX591190001	X
5	XXXXXXXX027900001		41	XXXXXXXX064190001	X
6	XXXXXXXX526180001	X	42	XXXXXXXX424410001
7	XXXXXXXX896790001		43	XXXXXXXX745800001	X
8	XXXXXXXX244490001		44	XXXXXXXX975210001	X
9	XXXXXXXX390400001		45	XXXXXXXX190990001
10	XXXXXXXX732290001	X	46	XXXXXXXX537340001
11	XXXXXXXX607090001	X	47	XXXXXXXX868760001	X
12	XXXXXXXX705690001	X	48	XXXXXXXX999860001	X
13	XXXXXXXX428290001	X	49	XXXXXXXX409760001	X
14	XXXXXXXX666020001		50	XXXXXXXX411010001	X
15	XXXXXXXX948580001	X	51	XXXXXXXX630270001
16	XXXXXXXX373290001		52	XXXXXXXX947820001	X
17	XXXXXXXX734480001	X	53	XXXXXXXX085280001
18	XXXXXXXX772500001		54	XXXXXXXX189750001	X
19	XXXXXXXX480200001		55	XXXXXXXX399350001
20	XXXXXXXX087050001		56	XXXXXXXX443190001	X
21	XXXXXXXX147420001		57	XXXXXXXX502380001
22	XXXXXXXX296290001		58	XXXXXXXX670270001	X
23	XXXXXXXX708040001		59	XXXXXXXX868220001	X
24	XXXXXXXX320410001	X	60	XXXXXXXX957810001	X
25	XXXXXXXX595550001		61	XXXXXXXX190760001	X
26	XXXXXXXX697200001	X	62	XXXXXXXX327090001
27	XXXXXXXX507200001		63	XXXXXXXX596570001	X
28	XXXXXXXX114580001	X	64	XXXXXXXX650880001
29	XXXXXXXX272400001	X	65	XXXXXXXX762170001	X
30	XXXXXXXX381310001	X	66	XXXXXXXX381550001
31	XXXXXXXX687420001		67	XXXXXXXX502500001	X
32	XXXXXXXX907470001		68	XXXXXXXX611710001	X
33	XXXXXXXX249270001	X	69	XXXXXXXX130330001	X
34	XXXXXXXX277400001	X	70	XXXXXXXX381490001	X
35	XXXXXXXX689090001	X	71	XXXXXXXX590310001	X
36	XXXXXXXX116090001		72	XXXXXXXX678560001	X

Exhibit 1 to Attachment A

Sample Receivable Number	Account Number	Subsequent Sample Receivable	Sample Receivable Number	Account Number	Subsequent Sample Receivable
73	XXXXXXXX701050001	X	100	XXXXXXXX065780001
74	XXXXXXXX828740001	X	101	XXXXXXXX343180001
75	XXXXXXXX187980001		102	XXXXXXXX802010001
76	XXXXXXXX223630001	X	103	XXXXXXXX042780001
77	XXXXXXXX503030001		104	XXXXXXXX088180001
78	XXXXXXXX654430001		105	XXXXXXXX432780001
79	XXXXXXXX780160001	X	106	XXXXXXXX077470001	X
80	XXXXXXXX934890001	X	107	XXXXXXXX576690001
81	XXXXXXXX356350001		108	XXXXXXXX790180001
82	XXXXXXXX311910001	X	109	XXXXXXXX267580001
83	XXXXXXXX445150001		110	XXXXXXXX970770001
84	XXXXXXXX661980001		111	XXXXXXXX165280001
85	XXXXXXXX044020001		112	XXXXXXXX197390001
86	XXXXXXXX193020001		113	XXXXXXXX622480001
87	XXXXXXXX384570001	X	114	XXXXXXXX706490001
88	XXXXXXXX971620001	X	115	XXXXXXXX798590001
89	XXXXXXXX052690001		116	XXXXXXXX202890001
90	XXXXXXXX254970001	X	117	XXXXXXXX218890001
91	XXXXXXXX364030001	X	118	XXXXXXXX466290001
92	XXXXXXXX400390001		119	XXXXXXXX670880001
93	XXXXXXXX488980001		120	XXXXXXXX063420001
94	XXXXXXXX647880001		121	XXXXXXXX512850001
95	XXXXXXXX353130001		122	XXXXXXXX457590001
96	XXXXXXXX448290001		123	XXXXXXXX828860001
97	XXXXXXXX828280001		124	XXXXXXXX448980001
98	XXXXXXXX894580001		125	XXXXXXXX710070001
99	XXXXXXXX176480001

Note:

To protect the personal information of the borrowers, all account numbers in this report only display the last 9 digits.

Exhibit 2 to Attachment A

Sample Characteristics

Sample Characteristic	Source Document(s)	Note(s)
Account number	System Screen Shots	i.
Origination date	Contract and System Screen Shots	ii.
Model	System Screen Shots
Original principal balance	Contract and System Screen Shots
Annual percentage rate	Contract and System Screen Shots	iii.
Monthly payment amount	Contract and System Screen Shots	iv.
Number of scheduled payments	Contract and System Screen Shots
Customer state	Contract or System Screen Shots	v., vi.
Electronic contract (Y/N)	Contract
VIN	Contract, System Screen Shots and Title
Model year	Contract, System Screen Shots and Title
Next payment due date	System Screen Shots	vii.
Current principal balance	System Screen Shots	vii.
Maturity date	System Screen Shots
FICO score	System Screen Shots
Approval type	System Screen Shots

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the origination date Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- one day.

iii.	For the purpose of comparing the annual percentage rate Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to round the annual percentage rate shown on the Contract and System Screen Shots to the nearest hundredth of a percent (XX.XX%).

iv.	For the purpose of comparing the monthly payment amount Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

Exhibit 2 to Attachment A

Notes: (continued)

v.	For the purpose of comparing the customer state Sample Characteristic for each Sample Receivable (except for Sample Receivable numbers 10 and 83), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

vi.	For the purpose of comparing the customer state Sample Characteristic for Sample Receivable numbers 10 and 83, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

vii.	The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity which occurred after (a) the Preliminary Cut-off Date in the case of the Sample Receivables which are not Subsequent Sample Receivables or (b) the Subsequent Preliminary Cut-off Date in the case of Subsequent Sample Receivables. For the purpose of comparing the next payment due date and current principal balance Sample Characteristics for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to (1) the Preliminary Cut-off Date in the case of the Sample Receivables which are not Subsequent Sample Receivables or (2) the Subsequent Preliminary Cut-off Date in the case of Subsequent Sample Receivables.